Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
COMMON STOCKS - 99.61%
Communication Services - 4.02%
A.H. Belo Corp., Class A	51,457	$ 88,506
Alaska Communications Systems Group, Inc.*	189,187	329,185
AMC Entertainment Holdings, Inc., Class A+	112,763	356,331
ATN International, Inc.	17,000	998,070
Consolidated Communications Holdings, Inc.+	60,000	273,000
Cumulus Media, Inc., Class A*+	38,100	206,502
DHI Group, Inc.*	117,000	252,720
Emerald Holding, Inc.	79,300	205,387
Emmis Communications Corp., Class A*	57,200	114,400
Entercom Communications Corp., Class A	153,680	262,793
Entravision Communications Corp., Class A	95,300	193,459
EW Scripps Co. (The), Class A+	97,100	732,134
Fluent, Inc.*	94,200	110,214
Gannett Co., Inc.+	170,163	251,841
Gray Television, Inc.*+	118,000	1,267,320
Liberty TripAdvisor Holdings, Inc., Class A*	115,000	207,000
Marcus Corp. (The)	32,054	394,905
Meet Group, Inc. (The)*+	85,500	501,885
Meredith Corp.+	67,000	818,740
Saga Communications, Inc., Class A	9,100	250,341
Salem Media Group, Inc.	4,352	3,804
Scholastic Corp.	43,450	1,107,540
Townsquare Media, Inc., Class A	75,100	346,211
Urban One, Inc.*	105,000	99,750

		9,372,038

Consumer Discretionary - 11.37%
Abercrombie & Fitch Co., Class A+	74,600	678,114
Adtalem Global Education, Inc.*+	59,800	1,602,042
AMCON Distributing Co.	1,350	85,050
American Axle & Manufacturing Holdings, Inc.*+	134,150	484,282
American Outdoor Brands Corp.*	64,000	531,200
American Public Education, Inc.*	22,700	543,211
Ark Restaurants Corp.	8,500	89,845
Barnes & Noble Education, Inc.*	112,900	153,544

Industry Company	Shares	Value

Consumer Discretionary (continued)
Bassett Furniture Industries, Inc.	15,859	$ 86,432
BBX Capital Corp.	193,018	445,872
Beazer Homes USA, Inc.*	40,500	260,820
Bed Bath & Beyond, Inc.+	157,500	663,075
Big Lots, Inc.+	40,300	573,066
Biglari Holdings, Inc., Class B*	3,700	190,180
Build-A-Bear Workshop, Inc.*	35,000	50,050
Caleres, Inc.	38,900	202,280
Canterbury Park Holding Corp.	511	5,309
Carriage Services, Inc.	7,700	124,355
Cato Corp. (The), Class A+	34,000	362,780
Century Casinos, Inc.*	79,200	190,872
Chico’s FAS, Inc.+	140,200	180,858
China Automotive Systems, Inc.*	20,400	35,496
China XD Plastics Co., Ltd.*	108,400	105,788
Citi Trends, Inc.	31,020	276,078
Conn’s, Inc.*+	52,600	219,868
Container Store Group, Inc. (The)*	68,550	161,778
Cooper Tire & Rubber Co.+	60,850	991,855
Cooper-Standard Holdings, Inc.*	32,000	328,640
Crown Crafts, Inc.	30,050	143,639
Culp, Inc.	10,000	73,600
Del Taco Restaurants, Inc.*	47,600	163,268
Delta Apparel, Inc.*	23,700	246,717
Destination XL Group, Inc.*	72,200	25,284
Dillard’s, Inc., Class A+	25,900	957,005
Dixie Group, Inc. (The)*	23,400	15,210
Ethan Allen Interiors, Inc.	31,600	322,952
Express, Inc.*+	75,000	111,750
Fiesta Restaurant Group, Inc.*+	16,000	64,480
Flanigan’s Enterprises, Inc.*	2,500	29,000
Fossil Group, Inc.*+	68,500	225,365
Full House Resorts, Inc.*	70,000	87,500
GameStop Corp., Class A+	90,000	315,000
Genesco, Inc.*+	11,500	153,410
G-III Apparel Group, Ltd.*	68,600	528,220
Golden Entertainment, Inc.*	47,000	310,670
Good Times Restaurants, Inc.*	4,300	2,494
Group 1 Automotive, Inc.+	23,250	1,029,045
Haverty Furniture Cos., Inc.	34,659	412,096
Hibbett Sports, Inc.*+	16,500	180,428
Hooker Furniture Corp.	5,900	92,099

bridgeway.com	1

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Houghton Mifflin Harcourt Co.*	123,000	$ 231,240
Hudson, Ltd., Class A*	49,800	249,996
J Alexander’s Holdings, Inc.*	15,250	58,408
J. Jill, Inc.*+	137,500	75,955
JC Penney Co., Inc.*+	200,000	72,000
K12, Inc.*	55,850	1,053,331
Lands’ End, Inc.*+	34,900	186,366
Lifetime Brands, Inc.	37,449	211,587
Live Ventures, Inc.*+	3,200	16,384
M/I Homes, Inc.*	35,000	578,550
MarineMax, Inc.*	32,000	333,440
Meritage Homes Corp.*	36,700	1,339,917
Modine Manufacturing Co.*	58,900	191,425
Movado Group, Inc.+	24,100	284,862
New Home Co., Inc. (The)*	20,000	27,400
Office Depot, Inc.	443,900	727,996
P&F Industries, Inc., Class A	492	2,165
Playa Hotels & Resorts NV*	145,300	254,275
Red Robin Gourmet
Burgers, Inc.*+	30,000	255,600
Rocky Brands, Inc.	16,050	310,568
Select Interior Concepts, Inc., Class A*	75,000	155,250
Sequential Brands Group, Inc.*	70,000	14,350
Shiloh Industries, Inc.*	35,900	44,875
Shoe Carnival, Inc.+	22,600	469,402
Signet Jewelers, Ltd.+	70,000	451,500
Sonic Automotive, Inc., Class A+	60,000	796,800
SORL Auto Parts, Inc.*+	49,129	203,885
Sportsman’s Warehouse Holdings, Inc.*	44,400	273,504
Strattec Security Corp.	17,300	250,331
Superior Group of Cos., Inc.	25,400	214,884
Tandy Leather Factory, Inc.*	14,700	52,920
Tilly’s, Inc., Class A	36,900	152,397
TravelCenters of America, Inc.*	7,630	74,583
TRI Pointe Group, Inc.*	65,000	570,050
Tuesday Morning Corp.*	74,000	42,609
Unique Fabricating, Inc.*+	15,000	35,100
Vista Outdoor, Inc.*	50,000	440,000
VOXX International Corp.*	52,164	148,667
ZAGG, Inc.*+	30,000	93,300
Zumiez, Inc.*	28,100	486,692

		26,544,536

Consumer Staples - 6.07%
Alico, Inc.	13,100	406,624
Andersons, Inc. (The)	37,116	695,925

Industry Company	Shares	Value

Consumer Staples (continued)
B&G Foods, Inc.+	74,600	$ 1,349,514
Central Garden & Pet Co.*	7,000	192,500
Central Garden & Pet Co., Class A*	61,200	1,564,884
Coffee Holding Co., Inc.*	10,000	23,300
Edgewell Personal Care Co.*	64,000	1,541,120
Fresh Del Monte Produce, Inc.+	58,000	1,601,380
Ingles Markets, Inc., Class A+	30,750	1,111,920
Natural Alternatives International, Inc.*	16,800	105,840
Natural Grocers by Vitamin Cottage, Inc.	25,000	212,750
Nature’s Sunshine Products, Inc.*	11,000	89,430
Primo Water Corp.	205,000	1,857,300
Seneca Foods Corp., Class A*	19,150	761,787
SpartanNash Co.	34,982	500,942
United Natural Foods, Inc.*+	50,000	459,000
Village Super Market, Inc., Class A	22,500	553,050
Weis Markets, Inc.+	27,200	1,133,152

		14,160,418

Energy - 11.15%
Adams Resources & Energy, Inc.	10,600	249,100
Amplify Energy Corp.	141,000	79,792
Arch Coal, Inc., Class A+	18,300	528,870
Archrock, Inc.	178,700	671,912
Ardmore Shipping Corp.	30,000	157,500
Berry Corp.	98,000	236,180
Bonanza Creek Energy, Inc.*+	31,800	357,750
Callon Petroleum Co.*+	420,049	230,145
Comstock Resources, Inc.*+	196,000	1,056,440
CONSOL Energy, Inc.*	40,500	149,445
Contango Oil & Gas Co.*	195,000	292,500
Contura Energy, Inc.*	15,969	37,527
Dawson Geophysical Co.*	6,000	5,837
DHT Holdings, Inc.+	197,300	1,513,291
Diamond Offshore Drilling, Inc.*+	209,700	383,751
Dorian LPG, Ltd.*	104,029	906,093
Earthstone Energy, Inc., Class A*	67,055	118,017
Epsilon Energy, Ltd.*	60,000	160,200
Era Group, Inc.*	42,600	227,058

2	Quarterly Report | March 31, 2020 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Energy (continued)
Exterran Corp.*	34,000	$ 163,200
Frontline, Ltd.+	200,000	1,922,000
GasLog, Ltd.+	101,437	367,202
Golar LNG, Ltd.+	120,000	945,600
Goodrich Petroleum Corp.*	22,000	93,720
Gran Tierra Energy, Inc.*	324,500	81,352
Green Plains, Inc.	41,450	201,032
Hallador Energy Co.	42,600	40,423
Helix Energy Solutions Group, Inc.*	220,500	361,620
Kosmos Energy, Ltd.	135,151	121,041
Lonestar Resources US, Inc., Class A*	67,450	27,924
Matador Resources Co.*	81,377	201,815
Matrix Service Co.*	30,000	284,100
Mitcham Industries, Inc.*	5,000	6,250
Montage Resources Corp.*+	25,053	56,369
Nabors Industries, Ltd.	200,000	78,020
NACCO Industries, Inc., Class A	16,450	460,271
National Energy Services Reunited Corp.*+	90,200	458,216
Natural Gas Services Group, Inc.*	30,152	134,478
Navigator Holdings, Ltd.*	104,100	464,286
Navios Maritime Acquisition Corp.	22,500	108,450
Newpark Resources, Inc.*	172,700	154,912
NexTier Oilfield Solutions, Inc.*	114,574	134,052
Nine Energy Service, Inc.*+	37,700	30,473
Nordic American Tankers, Ltd.	168,800	764,664
Northern Oil and Gas, Inc.*	526,300	348,990
Oceaneering International, Inc.*	130,600	383,964
Oil States International, Inc.*	73,400	149,002
Overseas Shipholding Group, Inc., Class A*	115,916	263,129
Penn Virginia Corp.*	26,000	80,340
Profire Energy, Inc.*	100,000	78,760
ProPetro Holding Corp.*	139,810	349,525
QEP Resources, Inc.	324,000	108,378
Ranger Energy Services, Inc.*	23,500	95,410
Renewable Energy Group, Inc.*+	46,719	959,141
REX American Resources Corp.*	7,850	365,104
Scorpio Tankers, Inc.+	78,690	1,504,553
SEACOR Holdings, Inc.*	22,700	611,992

Industry Company	Shares	Value

Energy (continued)
Select Energy Services, Inc., Class A*	149,000	$ 481,270
SFL Corp., Ltd.+	143,500	1,358,945
Smart Sand, Inc.*+	75,000	78,000
Solaris Oilfield Infrastructure, Inc., Class A+	60,300	316,575
Southwestern Energy Co.*+	580,000	980,200
Talos Energy, Inc.*+	62,100	357,075
Teekay Corp.*+	170,000	537,200
Teekay Tankers, Ltd., Class A*	50,000	1,112,000
TETRA Technologies, Inc.*	425,000	136,000
US Silica Holdings, Inc.+	129,500	233,100
VAALCO Energy, Inc.*	134,900	121,680

		26,033,211

Financials - 35.27%
1347 Property Insurance Holdings, Inc.*	17,500	85,400
1st Constitution Bancorp	12,250	162,312
ACNB Corp.	3,600	108,000
Allegiance Bancshares, Inc.+	25,131	605,908
Amalgamated Bank, Class A	62,300	674,086
A-Mark Precious Metals, Inc.*+	11,500	141,220
Amerant Bancorp, Inc.*	55,000	846,450
American River Bankshares	16,244	140,023
AmeriServ Financial, Inc.	66,000	172,920
Argo Group International Holdings, Ltd.	32,694	1,211,640
Arlington Asset Investment Corp., Class A+	72,600	158,994
Associated Capital Group, Inc., Class A+	10,000	306,000
Atlantic Capital Bancshares, Inc.*	37,933	450,265
Banc of California, Inc.	76,500	612,000
Banco Latinoamericano de Comercio Exterior SA, Class E	58,688	605,073
Bancorp 34, Inc.+	9,300	101,370
Bancorp, Inc. (The)*	71,800	435,826
Bank of Commerce Holdings	34,800	273,876
Bank of Princeton (The)	12,500	290,625
BankFinancial Corp.	6,000	52,860
Bar Harbor Bankshares	24,541	424,068
BCB Bancorp, Inc.	25,900	275,835
Berkshire Hills Bancorp, Inc.	68,810	1,022,517

bridgeway.com	3

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
Blue Capital Reinsurance Holdings, Ltd.	12,700	$ 10,986
Boston Private Financial Holdings, Inc.	117,800	842,270
Bryn Mawr Bank Corp.	6,500	184,470
Byline Bancorp, Inc.	50,600	524,722
C&F Financial Corp.	7,400	295,260
Cadence BanCorp+	60,000	393,000
Calamos Asset Management, Escrow*Δ	69,700	—
Capital City Bank Group, Inc.	19,250	387,310
Capstar Financial Holdings, Inc.	29,900	295,711
Carter Bank & Trust	45,000	413,100
CB Financial Services, Inc.	13,500	260,685
Central Valley Community Bancorp	21,000	273,840
Chemung Financial Corp.	12,293	405,423
Citizens Holding Co.	3,400	68,408
Citizens, Inc.*+	19,500	127,140
Civista Bancshares, Inc.	19,821	296,522
Codorus Valley Bancorp, Inc.	12,971	208,833
Colony Bankcorp, Inc.	1,500	18,750
Community Bankers Trust Corp.	48,000	232,800
Community Financial Corp. (The)	4,840	106,964
Community Trust Bancorp, Inc.	3,000	95,370
Community West Bancshares	11,000	66,990
ConnectOne Bancorp, Inc.	48,200	647,808
Consumer Portfolio Services, Inc.*	57,000	77,520
County Bancorp, Inc.	8,700	160,950
Cowen, Inc., Class A+	38,800	374,808
Customers Bancorp, Inc.*	49,900	545,407
Dime Community Bancshares, Inc.	40,000	548,400
Donegal Group, Inc., Class A	45,100	685,520
Donnelley Financial Solutions, Inc.*	48,900	257,703
Eagle Bancorp Montana, Inc.	11,900	192,899
Eagle Bancorp, Inc.	6,000	181,260
Elevate Credit, Inc.*	90,000	93,600
Emclaire Financial Corp.	200	4,648
Employers Holdings, Inc.	47,800	1,936,378
Encore Capital Group, Inc.*+	45,100	1,054,438

Industry Company	Shares	Value

Financials (continued)
Enova International, Inc.*	49,400	$ 715,806
Enterprise Bancorp, Inc.	14,275	385,282
Equity Bancshares, Inc., Class A*	15,400	265,650
ESSA Bancorp, Inc.	22,300	304,395
Evans Bancorp, Inc.	9,000	218,790
EZCORP, Inc., Class A*+	62,200	259,374
FB Financial Corp.+	36,000	709,920
FBL Financial Group, Inc., Class A	23,266	1,085,824
Federal Agricultural
Mortgage Corp., Class C	12,800	712,064
FedNat Holding Co.	20,200	231,896
Financial Institutions, Inc.	28,300	513,362
First BanCorp Puerto Rico	267,000	1,420,440
First Bank	21,622	150,057
First Busey Corp.	64,593	1,105,186
First Business Financial
Services, Inc.	26,400	409,200
First Choice Bancorp	16,707	250,772
First Community Corp.	13,000	204,360
First Financial Corp.	17,495	589,931
First Financial Northwest, Inc.	20,700	207,828
First Foundation, Inc.	58,900	601,958
First Guaranty Bancshares, Inc.	11,654	168,167
First Internet Bancorp	13,800	226,596
First Mid Bancshares, Inc.	19,000	451,060
First of Long Island Corp. (The)	31,000	537,850
First United Corp.	14,425	206,133
First US Bancshares, Inc.	5,000	30,700
Flushing Financial Corp.	37,241	497,540
FNCB Bancorp, Inc.	5,000	34,550
Franklin Financial Services Corp.	2,000	54,900
FS Bancorp, Inc.	5,150	185,400
Global Indemnity, Ltd.	15,343	391,246
Great Elm Capital Corp.+	23,000	64,400
Great Western Bancorp, Inc.	34,304	702,546
Hanmi Financial Corp.	39,000	423,150
Hawthorn Bancshares, Inc.	12,979	238,165
Heartland Financial USA, Inc.	44,150	1,333,330
Hennessy Advisors, Inc.+	2,000	14,640
Heritage Insurance Holdings, Inc.	31,100	333,081
Hilltop Holdings, Inc.	111,600	1,687,392
HMN Financial, Inc.*	1,000	18,000
Home Bancorp, Inc.	15,597	380,879

4	Quarterly Report | March 31, 2020 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
HomeStreet, Inc.	46,500	$ 1,033,695
Hope Bancorp, Inc.	165,500	1,360,410
Horace Mann Educators Corp.	51,550	1,886,214
Horizon Bancorp, Inc.	53,542	527,924
Howard Bancorp, Inc.*	25,800	280,188
INTL. FCStone, Inc.*	20,500	743,330
James River Group Holdings, Ltd.	34,800	1,261,152
Kingstone Cos., Inc.	11,200	57,232
Lakeland Bancorp, Inc.	51,840	560,390
Landmark Bancorp, Inc.	2,551	52,040
LCNB Corp.	12,700	160,020
Limestone Bancorp, Inc.*	11,000	122,540
Luther Burbank Corp.	75,600	693,252
Mackinac Financial Corp.	28,400	296,780
Manning & Napier, Inc.	16,000	20,000
Marlin Business Services Corp.	11,875	132,644
Merchants Bancorp	34,100	517,638
Meta Financial Group, Inc.	41,434	899,946
Metropolitan Bank Holding Corp.*	10,100	271,993
Middlefield Banc Corp.	4,000	63,240
Midland States Bancorp, Inc.	30,117	526,746
MidWestOne Financial Group, Inc.	31,700	663,798
MMA Capital Holdings, Inc.*	2,000	49,460
Mr Cooper Group, Inc.*	95,603	700,770
MutualFirst Financial, Inc.	700	19,740
MVB Financial Corp.	600	7,650
National Holdings Corp.*	2,000	3,120
National Security Group, Inc. (The)	200	2,704
National Western Life Group, Inc., Class A	4,350	748,200
Nicholas Financial, Inc.*	19,400	113,296
Northeast Bank	22,300	260,018
Northrim BanCorp, Inc.	9,573	258,471
OceanFirst Financial Corp.	65,996	1,049,996
Ocwen Financial Corp.*	221,400	110,700
OFG Bancorp	75,000	838,500
Old Second Bancorp, Inc.	39,300	271,563
On Deck Capital, Inc.*	73,300	112,882
OP Bancorp	28,000	208,880
Oppenheimer Holdings, Inc., Class A	22,319	441,023
Opus Bank	72,000	1,247,760
Orrstown Financial Services, Inc.	9,000	123,930

Industry Company	Shares	Value

Financials (continued)
Pacific Mercantile Bancorp*	55,300	$ 260,463
Pacific Premier Bancorp, Inc.+	30,000	565,200
Parke Bancorp, Inc.	19,059	257,106
PCB Bancorp	21,300	208,314
Peapack Gladstone Financial Corp.	25,568	458,946
Penns Woods Bancorp, Inc.	1,500	36,450
PennyMac Financial Services, Inc.+	30,000	663,300
Peoples Bancorp of North Carolina, Inc.	12,880	262,237
Peoples Bancorp, Inc.	29,850	661,178
Peoples Financial Services Corp.+	9,700	385,478
Piper Sandler Cos.	22,900	1,158,053
Premier Financial Bancorp, Inc.	32,240	399,776
ProAssurance Corp.	29,000	725,000
Protective Insurance Corp., Class B	35,100	482,625
Provident Financial Holdings, Inc.	44,710	680,933
Provident Financial Services, Inc.	82,500	1,060,950
Prudential Bancorp, Inc.	2,457	36,364
QCR Holdings, Inc.	19,100	517,037
RBB Bancorp	24,500	336,140
Regional Management Corp.*	19,100	260,906
Reliant Bancorp, Inc.	25,775	290,484
Republic Bancorp, Inc.,
Class A	27,700	914,931
Riverview Bancorp, Inc.	33,978	170,230
Salisbury Bancorp, Inc.	1,683	52,173
Sandy Spring Bancorp, Inc.	39,300	889,752
SB Financial Group, Inc.	25,218	280,424
SB One Bancorp	22,200	377,400
Security National Financial Corp., Class A*	16,618	70,959
Severn Bancorp, Inc.	30,000	192,600
Shore Bancshares, Inc.	17,800	193,130
SmartFinancial, Inc.	17,000	258,570
Sound Financial Bancorp, Inc.	1,000	21,340
Southern Missouri Bancorp, Inc.	7,300	177,171
Southern National Bancorp of Virginia, Inc.	51,900	510,696
Standard AVB Financial Corp.	18,000	380,880

bridgeway.com	5

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Financials (continued)
Sterling Bancorp, Inc.	56,000	$ 240,800
Stewart Information Services Corp.	30,000	800,100
Summit Financial Group, Inc.	25,100	532,371
Summit State Bank	6,250	49,938
Sutter Rock Capital Corp.+	19,700	115,442
Third Point Reinsurance, Ltd.*	111,000	822,510
Tiptree, Inc.	44,200	230,724
TriState Capital Holdings, Inc.*	45,000	435,150
Triumph Bancorp, Inc.*	15,000	390,000
United Fire Group, Inc.	29,000	945,690
United Insurance Holdings Corp.	54,700	505,428
Unity Bancorp, Inc.	28,700	335,790
Universal Insurance
Holdings, Inc.	47,695	854,694
Univest Financial Corp.	40,000	652,800
Waddell & Reed Financial, Inc., Class A	73,800	839,844
Walker & Dunlop, Inc.	27,275	1,098,364
Wellesley Bank	1,000	29,490
Western New England
Bancorp, Inc.	31,465	212,703
World Acceptance Corp.*+	10,900	595,249

		82,333,099

Health Care - 2.88%
Assertio Therapeutics, Inc.*	200	130
Brookdale Senior Living, Inc.*	215,500	672,360
CynergisTek, Inc.*	40,000	56,400
FONAR Corp.*	12,500	182,750
Kewaunee Scientific Corp.	2,500	19,100
Lannett Co., Inc.*+	76,400	530,980
Lexicon Pharmaceuticals, Inc.*+	38,600	75,270
Magellan Health, Inc.*	31,700	1,525,087
Mallinckrodt PLC*+	169,900	336,402
Owens & Minor, Inc.	65,000	594,750
Prestige Consumer Healthcare, Inc.*	49,000	1,797,320
Tivity Health, Inc.*+	80,000	503,200
Triple-S Management Corp., Class B*	30,967	436,635

		6,730,384

Industrials - 13.88%
Acacia Research Corp.*	79,500	176,490
ACCO Brands Corp.	98,800	498,940

Industry Company	Shares	Value

Industrials (continued)
Acme United Corp.	9,300	$ 188,511
AeroCentury Corp.*	4,300	4,300
Air T, Inc.*	4,050	51,233
ARC Document Solutions, Inc.	98,700	79,947
ArcBest Corp.	32,900	576,408
Art’s-Way Manufacturing Co., Inc.*	15,000	30,150
Atlas Air Worldwide Holdings, Inc.*	26,800	687,956
BMC Stock Holdings, Inc.*	75,200	1,333,296
Caesarstone, Ltd.	44,000	465,080
CAI International, Inc.*	29,500	417,130
Chicago Rivet & Machine Co.	1,000	21,200
Commercial Vehicle Group, Inc.*	53,600	80,936
CompX International, Inc.	500	7,600
Cornerstone Building Brands, Inc.*	109,500	499,320
Costamare, Inc.	152,600	689,752
Covenant Transportation Group, Inc., Class A*	21,750	188,573
DLH Holdings Corp.*	52,500	221,025
Eagle Bulk Shipping, Inc.*+	155,000	286,750
Eastern Co. (The)	12,404	241,878
Echo Global Logistics, Inc.*	26,000	444,080
EnPro Industries, Inc.	27,600	1,092,408
Foundation Building Materials, Inc.*	47,300	486,717
Genco Shipping & Trading, Ltd.	59,100	379,422
General Finance Corp.*	50,000	312,000
GMS, Inc.*	48,500	762,905
Goldfield Corp. (The)*	114,000	323,760
Great Lakes Dredge & Dock Corp.*	76,800	637,440
Greenbrier Cos., Inc. (The)	34,100	604,934
Hawaiian Holdings, Inc.+	18,600	194,184
HC2 Holdings, Inc.*	35,700	55,335
Heidrick & Struggles International, Inc.	25,000	562,500
Herc Holdings, Inc.*	39,000	797,940
Hertz Global Holdings, Inc.*+	149,568	924,330
Hub Group, Inc., Class A*	40,500	1,841,535
Kelly Services, Inc., Class A	56,400	715,716
Limbach Holdings, Inc.*	7,000	19,950
LS Starrett Co. (The), Class A*	9,400	30,456
LSI Industries, Inc.	30,000	113,400
Lydall, Inc.*	30,000	193,800

6	Quarterly Report | March 31, 2020 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
Marten Transport, Ltd.	54,076	$ 1,109,640
Matson, Inc.	50,890	1,558,252
Matthews International Corp., Class A+	39,700	960,343
Mesa Air Group, Inc.*	92,500	304,325
Mistras Group, Inc.*	51,200	218,112
MRC Global, Inc.*	103,900	442,614
MYR Group, Inc.*	20,700	542,133
Navios Maritime Holdings, Inc.*	40,000	92,400
NL Industries, Inc.	5,000	14,900
NN, Inc.+	66,100	114,353
NOW, Inc.*+	137,700	710,532
Orion Group Holdings, Inc.*	82,672	214,947
PAM Transportation Services, Inc.*	10,000	307,500
Pangaea Logistics Solutions, Ltd.	4,800	9,600
Park-Ohio Holdings Corp.	16,500	312,510
Patrick Industries, Inc.+	25,000	704,000
Patriot Transportation Holding, Inc.	7,500	70,650
Perma-Pipe International Holdings, Inc.*	15,000	93,300
Preformed Line Products Co.	4,600	229,218
Quad/Graphics, Inc.+	70,300	177,156
Quanex Building Products Corp.	42,000	423,360
Rush Enterprises, Inc., Class A	42,700	1,362,984
Rush Enterprises, Inc., Class B	12,700	387,477
Safe Bulkers, Inc.*	125,200	148,988
Scorpio Bulkers, Inc.	120,200	304,106
Servotronics, Inc.	1,000	6,790
Sterling Construction Co., Inc.*	38,800	368,600
Team, Inc.*+	26,500	172,250
Textainer Group Holdings, Ltd.*	75,400	619,788
Titan Machinery, Inc.*	32,000	278,080
TrueBlue, Inc.*	53,250	679,470
Tutor Perini Corp.*+	47,100	316,512
Universal Logistics Holdings, Inc.	20,100	263,310
US Xpress Enterprises, Inc., Class A*+	80,000	267,200
USA Truck, Inc.*	17,700	56,109
Veritiv Corp.*	21,733	170,821
VSE Corp.	11,560	189,468

Industry Company	Shares	Value

Industrials (continued)
Wabash National Corp.	67,000	$ 483,740
Willis Lease Finance Corp.*	17,634	469,064

		32,393,889

Information Technology - 8.81%
Alpha & Omega Semiconductor, Ltd.*	36,905	236,561
Amkor Technology, Inc.*	200,200	1,559,558
Amtech Systems, Inc.*	38,300	166,605
Avaya Holdings Corp.*+	124,800	1,009,632
Aviat Networks, Inc.*	13,800	117,300
Bel Fuse, Inc., Class B	4,213	41,035
Benchmark Electronics, Inc.	51,400	1,027,486
BK Technologies Corp.+	6,973	11,575
Comtech Telecommunications Corp.	40,985	544,691
CSP, Inc.	5,150	35,999
Eastman Kodak Co.*	55,000	95,150
Finjan Holdings, Inc.*	88,700	88,700
Ichor Holdings, Ltd.*	20,500	392,780
Innodata, Inc.*	43,000	34,400
Insight Enterprises, Inc.*+	41,000	1,727,330
inTEST Corp.*	54,500	144,970
KEMET Corp.	78,250	1,890,520
Key Tronic Corp.*	18,600	54,126
Kimball Electronics, Inc.*	31,100	339,612
Mind CTI, Ltd.	500	870
NeoPhotonics Corp.*	71,000	514,750
NetScout Systems, Inc.*+	75,000	1,775,250
NetSol Technologies, Inc.*	15,700	39,250
Network-1 Technologies, Inc.	50,000	109,000
Nortech Systems, Inc.*	1,500	5,115
Perceptron, Inc.*	13,500	38,880
Photronics, Inc.*	83,670	858,454
Ribbon Communications, Inc.*	135,800	411,474
Sanmina Corp.*	65,400	1,784,112
ScanSource, Inc.*	31,900	682,341
Steel Connect, Inc.*	135,000	101,250
Super Micro Computer, Inc.*	11,000	234,080
Synacor, Inc.*	85,400	87,108
Synaptics, Inc.*+	20,000	1,157,400
Trio-Tech International*	13,000	34,948
TSR, Inc.*	1,385	4,446
TTM Technologies, Inc.*+	153,402	1,586,177
Ultra Clean Holdings, Inc.*+	50,800	701,040
Wayside Technology Group, Inc.	15,700	200,803

bridgeway.com	7

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Westell Technologies, Inc., Class A*	59,900	$ 46,722
Xperi Corp.	48,000	667,680

		20,559,180

Materials - 5.82%
Advanced Emissions Solutions, Inc.+	32,500	213,525
AdvanSix, Inc.*	32,900	313,866
Boise Cascade Co.	51,900	1,234,182
Caledonia Mining Corp. PLC	7,000	64,960
Clearwater Paper Corp.*+	23,000	501,630
Friedman Industries, Inc.	32,900	145,089
FutureFuel Corp.	62,000	698,740
Gulf Resources, Inc.*	3,630	12,124
Haynes International, Inc.	10,000	206,100
Hecla Mining Co.+	524,000	953,680
Intrepid Potash, Inc.*	205,000	164,000
Kraton Corp.*	44,277	358,644
LSB Industries, Inc.*	57,600	120,960
Mercer International, Inc.+	64,950	470,238
O-I Glass, Inc.+	167,000	1,187,370
Olympic Steel, Inc.	13,000	134,550
PH Glatfelter Co.	82,000	1,002,040
Ramaco Resources, Inc.*	69,900	167,061
Resolute Forest Products, Inc.*	142,500	179,550
Ryerson Holding Corp.*	65,700	349,524
Schnitzer Steel Industries,
Inc., Class A+	46,700	608,968
SunCoke Energy, Inc.	96,700	372,295
Synalloy Corp.*	5,473	47,779
Trecora Resources*	52,602	312,982
Tredegar Corp.	47,600	743,988
Trinseo SA	42,000	760,620
Tronox Holdings PLC, Class A	155,000	771,900
U.S. Concrete, Inc.*	9,700	175,958
Universal Stainless & Alloy
Products, Inc.*	5,250	40,478
Verso Corp., Class A*	51,001	575,291
Warrior Met Coal, Inc.	66,000	700,920

		13,589,012

Real Estate - 0.34%
Altisource Portfolio Solutions SA*	24,000	184,080
Consolidated-Tomoka Land Co.	8,000	362,640
Forestar Group, Inc.*	1	10

Industry Company	Shares	Value

Real Estate (continued)
Realogy Holdings Corp.	80,218	$ 241,456

		788,186

TOTAL COMMON STOCKS - 99.61%		232,503,953

(Cost $345,782,129)

EXCHANGE TRADED FUND - 0.70%
iShares Russell 2000 Value ETF	20,000	1,640,600

TOTAL EXCHANGE TRADED FUND - 0.70%		1,640,600

(Cost $1,637,808)

PREFERRED STOCK - 0.01%
Air T Funding, 8.00%***+	529	10,051

TOTAL PREFERRED STOCK - 0.01%		10,051

(Cost $11,003)

RIGHTS - 0.00%
Newstar Financial, Inc.*Δ	105,100	5,255

TOTAL RIGHTS - 0.00%		5,255

(Cost $73,722)

WARRANTS - 0.00%
Air T Funding, expiring 06/07/20*	27,864	1,956
Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	43

TOTAL WARRANTS - 0.00%		1,999

(Cost $73,557)

8	Quarterly Report | March 31, 2020 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

	Rate^	Shares	Value

MONEY MARKET FUND - 0.58%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	1,363,251	$1,363,251

TOTAL MONEY MARKET FUND - 0.58%			1,363,251

(Cost $1,363,251)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.68%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	10,918,791	10,918,791

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.68%			10,918,791

(Cost $10,918,791)

TOTAL INVESTMENTS - 105.58%			$246,443,900
(Cost $359,860,261)
Liabilities in Excess of Other Assets - (5.58%)			(13,016,820)

NET ASSETS - 100.00%			$233,427,080

*   Non-income producing security.

**  This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.

***   Security is perpetual and has no stated maturity date.

^  Rate disclosed as of March 31, 2020.

Δ   Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $38,848,335 as of March 31, 2020.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2020:

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$232,503,953	$—	$0	$232,503,953
Exchange Traded Fund	1,640,600	—	—	1,640,600
Preferred Stock	—	10,051	—	10,051
Rights	—	—	5,255	5,255
Warrants	1,999	—	—	1,999
Money Market Fund	—	1,363,251	—	1,363,251
Investments Purchased with Cash Proceeds from Securities Lending	—	10,918,791	—	10,918,791

TOTAL	$234,146,552	$12,292,093	$5,255	$246,443,900

(a)	- please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

bridgeway.com	9

Omni Tax-Managed Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)

Balance as of 06/30/2019	$ 7,357
Purchases	0
Return of Capital	(1,902)
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	(200)
Transfers in	—
Transfers out	—

Balance as of 03/31/2020	$ 5,255

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2020	$ (200)

10	Quarterly Report | March 31, 2020 (Unaudited)